Lease liability	12 Months Ended
Dec. 31, 2019
Leases1 [Abstract]
Lease liability	Lease liability:The Corporation leases certain assets under lease agreements. The lease liability consists primarily of leases of land and buildings, office equipment and vehicles. The leases have interest rates ranging from 3.90% to 9.45% per annum and expire between May 2020 and December 2027.
17.  Lease liability (cont'd):

	December 31, 2019	December 31, 2018
Property	$2,382	$631
Equipment	24	—
Vehicle	39	—
Lease Liability, Current	$2,445	$631

Property	$17,200	$5,064
Equipment	45	—
Vehicle	61	—
Lease Liability, Non-current	$17,306	$5,064

Lease Liability	$19,751	$5,695

The Corporation is committed to minimum lease payments as follows:

Maturity Analysis	December 31, 2019
Less than one year	$3,723
Between one and five years	14,803
More than five years	6,321
Total undiscounted lease liabilities	$24,847

The adoption of IFRS 16 Leases had the following impact for the year ended December 31, 2019.

Amounts recognized in profit or loss	December 31, 2019
Interest on lease liabilities	$1,383
Income from sub-leasing right-of-use assets	$1,556
Expenses relating to short-term leases	$179

Amounts recognized in the statement of cash flows
Interest paid	$1,383
Principal payments of lease liabilities	$2,053
Expenses relating to short-term leases	$179
Total cash outflow for leases	$3,615

Deferred gains were also recorded on closing of the finance lease agreement and are amortized over the lease term. At December 31, 2019, the outstanding deferred gain was $2,150,000 (2018 – $2,566,000).